Document And Entity Information	Apr. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 06, 2026
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Central Index Key	0001568385
Entity Emerging Growth Company	false
Entity File Number	000-54887
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	27-2977890
Entity Address, Address Line One	6400 Congress Avenue
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	998-2440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Bright Mountain Media, Inc. (the "Company") with the Securities and Exchange Commission on April 6, 2026 (the "Original Report"). The Original Report incorrectly reported the disclosure under Item 2.02. This Amendment is being filed solely to correct the item under which the information was reported. The disclosure is now presented under Item 2.03. No other changes have been made to the Original Report.